OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES	NOTE 4 - OTHER RECEIVABLES Other receivables consist of the following:
	As of December 31,
	2012	2011
Government agencies	$2,773	$4,774
Others	2,606	226
	$5,379	$5,000	nbsp